Stock-based Compensation (Details) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2015	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jul. 01, 2015 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation cost				$ 17	$ 7	$ 6
Income tax benefit				7	$ 3	$ 2
Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value							$ 18
Conversion of stock incremental cost		$ 3
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	10 years
Unrecognized compensation cost related to stock options			$ 5	$ 5
Unrecognized compensation cost period for recognition				1 year 11 months 12 days
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost period for recognition				2 years 1 month 13 days
Stock-based compensation award vesting period				3 years
Common stock conversion ratio				1
Restricted stock units granted and converted, weighted average grant date fair value (in dollars per share) | $ / shares			$ 14.94
Unrecognized compensation cost related to restricted stock units			$ 23	$ 23
Chemours Company Equity and Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for grants plus the number of converted awards | shares							13,500,000